Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Brazil 1.1%
Clear Sale SA(a)	692,783	3,821,563
Pagseguro Digital Ltd., Class A(a)	326,936	18,125,332
Total		21,946,895
Canada 0.7%
Shaw Communications Inc	455,700	13,310,122
Israel 0.4%
Cognyte Software Ltd.(a)	117,440	3,049,917
CyberArk Software Ltd.(a)	41,600	5,908,448
Total		8,958,365
Japan 1.0%
Renesas Electronics Corp.(a)	1,803,800	19,577,794
Netherlands 1.5%
NXP Semiconductors NV	142,700	29,451,853
Sweden 0.8%
Telefonaktiebolaget LM Ericsson, ADR	1,320,400	15,224,212
United States 93.9%
Activision Blizzard, Inc.	236,894	19,809,076
Advanced Energy Industries, Inc.	273,864	28,413,390
Alphabet, Inc., Class A(a)	32,225	86,831,229
Alphabet, Inc., Class C(a)	17,856	48,290,124
Analog Devices, Inc.	134,135	22,456,882
Apple, Inc.	718,640	104,820,830
Applied Materials, Inc.	538,651	75,373,434
Arista Networks, Inc.(a)	37,163	14,136,434
Bloom Energy Corp., Class A(a)	1,570,474	34,236,333
Broadcom, Inc.	156,446	75,938,888
Cerence, Inc.(a)	263,628	28,342,646
Cisco Systems, Inc.	200,500	11,101,685
Comcast Corp., Class A	168,825	9,931,975
Confluent, Inc., Class A(a)	11,726	459,542
Cornerstone OnDemand, Inc.(a)	174,326	8,357,188
CS Disco, Inc.(a)	42,450	1,754,459
Dell Technologies, Inc.(a)	277,768	26,837,944
Dropbox, Inc., Class A(a)	1,529,764	48,172,268
DXC Technology Co.(a)	200,300	8,007,994
Common Stocks (continued)
Issuer	Shares	Value ($)
eBay, Inc.	750,243	51,174,075
Eiger BioPharmaceuticals, Inc.(a)	897,700	7,145,692
F5 Networks, Inc.(a)	142,600	29,448,326
Fidelity National Information Services, Inc.	119,700	17,841,285
First Advantage Corp.(a)	143,786	2,819,643
Fiserv, Inc.(a)	156,058	17,963,836
Fortinet, Inc.(a)	135,333	36,843,056
GoDaddy, Inc., Class A(a)	335,964	28,170,581
HP, Inc.	937,118	27,054,597
Intapp, Inc.(a)	116,717	3,956,706
Intel Corp.	267,071	14,347,054
Lam Research Corp.	225,264	143,585,526
Legalzoom.com, Inc.(a)	20,070	738,175
Lumentum Holdings, Inc.(a)	224,350	18,843,157
Marqeta, Inc., Class A(a)	151,636	4,068,394
Marvell Technology, Inc.	1,007,958	60,991,539
Maxim Integrated Products, Inc.	232,930	23,272,036
McAfee Corp., Class A	511,325	13,841,568
Micron Technology, Inc.(a)	516,455	40,066,579
Microsoft Corp.	238,800	68,036,508
NetApp, Inc.	547,100	43,543,689
NortonLifeLock, Inc.	1,251,106	31,052,451
Oracle Corp.	256,200	22,325,268
Palo Alto Networks, Inc.(a)	86,315	34,444,001
Plantronics, Inc.(a)	755,484	23,563,546
PowerSchool Holdings, Inc., Class A(a)	341,900	6,308,055
Qorvo, Inc.(a)	69,275	13,133,847
Rambus, Inc.(a)	375,300	8,879,598
SailPoint Technologies Holdings, Inc.(a)	119,151	5,956,358
Salesforce.com, Inc.(a)	74,233	17,959,190
SentinelOne, Inc., Class A(a)	97,403	4,802,942
SMART Global Holdings, Inc.(a)	280,341	13,131,172
Splunk, Inc.(a)	13,800	1,959,324
Synaptics, Inc.(a)	481,513	73,151,455
Synopsys, Inc.(a)	230,134	66,276,291
Tenable Holdings, Inc.(a)	86,539	3,703,869
Teradyne, Inc.	672,492	85,406,484
Columbia Seligman Global Technology Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
T-Mobile USA, Inc.(a)	5,000	720,100
Twitter, Inc.(a)	68,700	4,791,825
Verint Systems, Inc.(a)	122,940	5,245,850
Visa, Inc., Class A	200,825	49,481,272
Western Digital Corp.(a)	667,745	43,356,683
Xperi Holding Corp.	1,253,737	26,040,118
Zendesk, Inc.(a)	35,400	4,620,762
Total		1,853,334,804
Total Common Stocks (Cost $871,022,757)		1,961,804,045

Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.053%(b),(c)	12,944,229	12,942,935
Total Money Market Funds (Cost $12,942,935)		12,942,935
Total Investments in Securities (Cost $883,965,692)		1,974,746,980
Other Assets & Liabilities, Net		(2,177,034)
Net Assets		$1,972,569,946

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at July 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.053%
	10,750,308	202,022,225	(199,829,598)	—	12,942,935	—	6,096	12,944,229
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Seligman Global Technology Fund | Quarterly Report 2021

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3QT220_10_L01_(09/21)